Provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 328
Additions	85
Usage	(33)
Reversals	(13)
Acquired through business combinations	4
Ending balance	371
Current		$ 66	$ 55	$ 39
Non-current		305	273	$ 273
Total other provisions	328	371	328
AROs
Reconciliation of changes in other provisions [abstract]
Beginning balance	170
Additions	38
Usage	(4)
Reversals	(5)
Acquired through business combinations	0
Ending balance	199
Current		16
Non-current		183
Total other provisions	170	199	170
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	158
Additions	47
Usage	(29)
Reversals	(8)
Acquired through business combinations	4
Ending balance	172
Current		50
Non-current		122
Total other provisions	$ 158	$ 172	$ 158